Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net
8.	Property and equipment, net

Property and equipment consists of the following:

	As of December 31,	As of December 31,
	2023	2024
	US$’000	US$’000
Cost:
Miners for Bitcoin	17,241	20,321
Total cost	17,241	20,321

Less: Accumulated depreciation	4,539	8,151

Property and equipment, net	12,702	12,170

Depreciation expense recognized for the years ended December 31, 2022, 2023and 2024 were US$1,816, and US$3,151, and US$3,671, respectively.